Property and Equipment used in operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment Used in Operations
Schedule of property and equipment used in operations, net

Property and equipment used in operations, net, consists of the following and primarily represents the assets utilized in the TRS:

	March 31,	December 31,
	2014	2013
	(in thousands)

Land and improvements	$31,635	$27,586
Building and improvements	116,267	115,888
Furniture, fixtures, and equipment	102,740	101,288
Construction in progress	504	203
Total property and equipment	251,146	244,965
Less accumulated depreciation	(109,260)	(105,844)
Property and equipment, net	$141,886	$139,121

Property and equipment used in operations, net, consists of the following:

December 31,	2013	2012
	(in thousands)
Land and improvements	$27,586	$28,193
Building and improvements	115,888	109,248
Furniture, fixtures, and equipment	101,288	76,088
Construction in progress	203	87

Total property and equipment	244,965	213,616
Less accumulated depreciation	(105,844)	(94,662)

Property and equipment, net	$139,121	$118,954